CAPITAL STRUCTURE AND FINANCIAL ITEMS - CASH AND CASH EQUIVALENTS, FINANCIAL RESOURCES AND FREE CASH FLOW - Free Cash Flow (Details) - DKK DKK in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net cash generated from operating activities		DKK 41,168	DKK 48,314	DKK 38,287
Net cash used in investing activities		(6,571)	(6,790)	(6,098)
Net purchase of marketable securities		(2,009)	(1,533)	2,033
Free cash flow	DKK 32,600	DKK 32,588	DKK 39,991	DKK 34,222